Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

NOTE 20 – LEASES

Time charter out contracts and pooling arrangements

The Company's contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842.

Operating Leases

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Kamsarmax vessel of 82,011 dwt, delivered on July 24, 2019. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Navios Partners agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half of $2,770 was paid during the year ended December 31, 2017 and the second half of $2,770 was paid during the year ended December 31, 2018. As of December 31, 2024, the total amount of $6,161, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Kamsarmax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of December 31, 2024, the total amount of $13,040, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners took delivery of two 12-year bareboat charter-in vessels, with de-escalating purchase options, the Baghdad, a 2020-built Japanese VLCC of 313,433 dwt and the Erbil, a 2021-built Japanese VLCC of 313,486 dwt. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. As of December 31, 2024, the total amount of $1,775 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the first quarter of 2019, Navios Acquisition exercised its option to a 12-year bareboat charter-in agreement with de-escalating purchase options for the Nave Electron, a newbuilding Japanese VLCC of 313,239 dwt. On August 30, 2021, Navios Partners took delivery of the Nave Electron. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. The Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. As of December 31, 2024, the total amount of $1,505 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the second quarter of 2020, Navios Acquisition exercised its option for the Nave Celeste, a newbuilding Japanese VLCC of 313,418 dwt under a 12-year bareboat charter agreement with de-escalating purchase options. On July 5, 2022, Navios Partners took delivery of the Nave Celeste. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. As of December 31, 2024, the total amount of $1,050 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On July 29, 2022, Navios Partners took delivery of the Navios Venus, a 2015-built Handymax vessel of 61,339 dwt for a remaining two-year charter-in agreement, with de-escalating purchase options. The Company had performed assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement was operating lease. Consequently, the Company had recognized for the vessel an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability, increased with the allocated excess value, adjusted for (i) the carrying amount of the straight-line effect of the liability (if any) and (ii) the favorable and unfavorable lease terms derived from the charter-in agreement.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for the Navios Libra and the Nave Celeste, 5% for the Navios Amitie and the Navios Star, 6% for the Baghdad and the Erbil, and 4% for the Nave Electron.

As at December 31, 2024 and December 31, 2023 the outstanding balance of the operating lease liability amounted $240,602 and $270,738, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net” in the Consolidated Balance Sheets. Right-of-use assets amounted $243,806 and $270,969 as at December 31, 2024 and December 31, 2023, respectively, and are presented under the caption “Operating lease assets” in the Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire expenses on a straight-line basis over the lease term. Lease expense incurred and paid for the years ended December 31, 2024, 2023 and 2022 amounted to $45,623, $66,733, and $50,972, respectively, and is presented under the caption “Time charter and voyage expenses” in the Consolidated Statements of Operations.

For the years ended December 31, 2024, 2023 and 2022, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $75,346, $82,642 and $86,580, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.

As of December 31, 2024, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its operating lease assets and that recoverability test was not required. As a result, there was no impairment charge for the year ended December 31, 2024.

As of December 31, 2023, the management of the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of one of Navios Partners’ operating lease assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, a recoverability test of operating lease assets was performed.

During the year ended December 31, 2023, an impairment loss of $2,784, measured based on the fair value of the lease asset (See Note 12 – Fair value of financial instruments), was recognized in connection with the Navios Venus, as her carrying amount was not recoverable and exceeded her undiscounted projected net operating cash flows, as described above, and is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

As of December 31, 2022, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its operating lease assets and that recoverability test was not required. As a result, there was no impairment charge for the year ended December 31, 2022.

As of December 31, 2024, the weighted average useful life of the remaining operating lease terms was 8.2 years.

The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of December 31, 2024:

Period	Amount
2025	$38,362
2026	38,251
2027	37,463
2028	36,981
2029	35,756
2030 and thereafter	113,679
Total	$300,492
Operating lease liabilities, including current portion	$240,602
Discount based on incremental borrowing rate	$59,890

Finance Leases

For a detailed description of the finance lease liabilities and right-of-use assets for vessels under finance leases, refer to Note 10 – Borrowings and Note 6 – Vessels, net, respectively.

For the years ended December 31, 2024, 2023 and 2022, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $87,179, $87,356 and $40,936, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.

As of December 31, 2024 and December 31, 2023, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its finance lease assets and that recoverability test was not required. As a result, there was no impairment charge for each of the years ended December 31, 2024 and December 31, 2023.

As of December 31, 2022, the management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners’ finance lease assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, a recoverability test of finance lease assets was performed. No impairment loss was recognized as of December 31, 2022.

As of December 31, 2024, the weighted average useful life of the remaining finance lease terms was 10.5 years.

The table below provides the total amount of lease payments and options to acquire vessels on an undiscounted basis under the Company’s finance leases as of December 31, 2024:

Period	Amount
2025	$36,936
2026	36,535
2027	36,108
2028	35,812
2029	51,727
2030 and thereafter	277,431
Total	$474,549
Finance lease liabilities, including current portion (see Note 10 – Borrowings)	$325,784
Discount based on incremental borrowing rate	$148,765

Bareboat charter-out contract

Subsequently to the bareboat charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for the Nave Celeste. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the agreements are operating leases.

The Company recognizes in relation to the operating leases for the bareboat charter-out agreements the bareboat charter-out hire income in the Consolidated Statements of Operations on a straight-line basis. For the years ended December 31, 2024, 2023 and 2022, the charter hire income (net of commissions, if any) amounted to $33,130, $32,018 and $26,419, respectively, and is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.